Schedule of Fair Value Inputs in Valuing Excess MSRs (Details)	Dec. 31, 2012
Excess MSRs Pool 1
Prepayment Rate Significant Input Ranges	17.10%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.29%	[4]
Discount Rage Significant Input Ranges	18.00%
MSR Pool 1 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	18.00%
Excess MSRs Pool 2
Prepayment Rate Significant Input Ranges	16.70%	[1]
Delinquency Rate Significant Input Ranges	11.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.23%	[4]
Discount Rage Significant Input Ranges	17.30%
MSR Pool 2 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.30%
Excess MSRs Pool 3
Prepayment Rate Significant Input Ranges	16.90%	[1]
Delinquency Rate Significant Input Ranges	12.10%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.23%	[4]
Discount Rage Significant Input Ranges	17.60%
MSR Pool 3 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.60%
Excess MSRs Pool 4
Prepayment Rate Significant Input Ranges	18.60%	[1]
Delinquency Rate Significant Input Ranges	15.90%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.17%	[4]
Discount Rage Significant Input Ranges	17.90%
MSR Pool 4 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.90%
Excess MSRs Pool 5
Prepayment Rate Significant Input Ranges	15.00%	[1]
Delinquency Rate Significant Input Ranges	N/A(E)	[2],[5]
Recapture Rate Significant Input Ranges	20.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.13%	[4]
Discount Rage Significant Input Ranges	17.50%
MSR Pool 5 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	N/A(E)	[2],[5]
Recapture Rate Significant Input Ranges	20.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.50%

[1]	(A) Projected annualized weighted average voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that are expected to miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.
[5]	(E) The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO)